Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Parenthetical) (Detail) - Discontinued operations [member] $ in Millions	Oct. 31, 2018 CAD ($)
Disclosure of detailed information about hedged items [line items]
AOCI related to discontinued cash flow hedges	$ 0
Accumulated fair value hedge net liability adjustment	$ 153